EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the "treasury stock" guidelines and the "if-converted" method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2022	June 30, 2021
Basic earnings per share:
Net income available to stockholders	104,429	51,009
Diluted earnings per share:
Net income available to stockholders	104,429	51,009
Interest and other expenses attributable to dilutive convertible notes	3,747	(206)
Net income assuming dilution	108,176	50,803

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2022	June 30, 2021
Basic earnings per share:
Weighted average number of common shares outstanding*	126,786	117,421
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,786	117,421
Effect of dilutive share options	38	—
Effect of dilutive convertible notes	10,476	15
Weighted average number of common shares outstanding assuming dilution	137,300	117,436

	Six months ended
	June 30, 2022	June 30, 2021
Basic earnings per share:	$0.82	$0.43
Diluted earnings per share:	$0.79	$0.43

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible notes in October 2016. After the maturity of these bonds, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into its custody. The weighted average number of common shares outstanding also excludes 3,765,842 shares issued as of June 30, 2022 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible notes in April and May 2018. These 3,765,842 shares, which were issued and loaned, are owned by the Company and are to be returned on or before maturity of the bonds in 2023, pursuant to the terms of the applicable share lending arrangement, however the Company may enter into additional lending arrangements in respect of these shares upon the maturity of the existing lending arrangement.